Document and Entity Information	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	Fusion Pharmaceuticals Inc.
Entity Incorporation State Country Code	Z4
Entity File Number	001-39344
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001805890
Entity Address, Address Line One	270 Longwood Rd., S.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L8P 0A6
City Area Code	289
Local Phone Number	799-0891
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value per share
Trading Symbol	FUSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 9, 2024, Fusion Pharmaceuticals Inc. (the “Company”) presented a poster at the American Association for Cancer Research Annual Meeting 2024 (the “Original AACR Poster”), which showed interim efficacy and safety data from the Phase 2 TATCIST open-label clinical trial evaluating FPI-2265, an actinium-225 based PSMA-I&T targeting radioconjugate (“RC”) for the treatment of metastatic castration-resistant prostate cancer. The Original AACR Poster noted that a ≥50% decline in prostate-specific antigen by 12 weeks after first treatment (“PSA50”) was achieved in 61% of lutetium-naïve participants and 42% of lutetium-treated participants. PSA50 was actually achieved in 54% of lutetium-naïve participants and 43% of lutetium-treated participants. All other data contained in the Original AACR Poster remains unchanged.